Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 27, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Net revenue and operating income (loss) for each period were as follows:

(In Millions)	2014	2013	2012
Net revenue:
Client Computing Group	$34,872	$34,645	$36,479
Data Center Group	14,387	12,163	11,219
Internet of Things Group	2,142	1,801	1,600
Software and services operating segments	2,216	2,188	2,072
All other	2,253	1,911	1,971
Total net revenue	55,870	52,708	53,341

Operating income (loss):
Client Computing Group	10,323	8,708	11,433
Data Center Group	7,390	5,456	5,029
Internet of Things Group	583	532	266
Software and services operating segments	81	57	27
All other	(3,030)	(2,462)	(2,117)
Total operating income	$15,347	$12,291	$14,638

Revenue from External Customers by Geographic Areas [Table Text Block]
Net revenue by country for the three years ended December 27, 2014 is based on the billing location of the customer. Revenue from unaffiliated customers for each period was as follows:

(In Millions)	2014	2013	2012
Singapore	$11,573	$10,997	$12,622
China (including Hong Kong)	11,197	9,890	8,299
United States	9,828	9,091	8,348
Taiwan	8,955	8,888	9,327
Japan	2,776	3,725	4,303
Other countries	11,541	10,117	10,442
Total net revenue	$55,870	$52,708	$53,341

Long-lived Assets by Geographic Areas [Table Text Block]
Net property, plant and equipment by country at the end of each period was as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013	Dec 29, 2012
United States	$24,020	$23,624	$20,542
Ireland	5,433	2,986	1,523
Israel	1,957	2,667	3,389
Other countries	1,828	2,151	2,529
Total property, plant and equipment, net	$33,238	$31,428	$27,983